Other payables (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other payables
Accrued expenses	¥ 2,692,431	$ 375,849	¥ 1,352,992